As filed with the Securities and Exchange Commission on August 17, 2012

Securities Act File No. 333-171987

Investment Company Act File No. 811-22524

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3	☒

(Check appropriate box or boxes.)

PRECIDIAN ETFs TRUST
(Exact Name of Registrant as Specified in Charter)

350 Main St., Suite 9
Bedminster, New Jersey 07921

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (908) 781-0560

Mark Criscitello
Precidian Funds LLC
350 Main St., Suite 9
Bedminster, New Jersey 07921

(Name and Address of Agent for Service)

With copies to:

Kathleen H. Moriarty, Esq. Katten Muchin Rosenman LLP 575 Madison Avenue New York, New York 10022	Peter J. Shea, Esq. Katten Muchin Rosenman LLP 575 Madison Avenue New York, New York 10022

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒  Immediately upon filing pursuant to paragraph (b)

☐   On ______________ pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   On (date) pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☐   On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-Effective Amendment No. 2 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bedminster, and State of New Jersey, on the 16th day of August, 2012.

PRECIDIAN ETFS TRUST

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Name	Title	Date

/s/ Mark S. Criscitello	Trustee	August 16, 2012
Mark S. Criscitello

*	Trustee	August 16, 2012
John V. Sinon

*	Trustee	August 16, 2012
Geoffrey G. Clark

/s/ Daniel J. McCabe	President	August 16, 2012
Daniel J. McCabe	(Principal Executive Officer)

/s/ Brent C. Arvidson	Chief Financial Officer and Treasurer	August 16, 2012
Brent C. Arvidson	(Principal Financial Officer)

*By:	/s/ Daniel J. McCabe
Daniel J. McCabe
Attorney in fact

* An original power of attorney authorizing Mark S. Criscitello, Daniel J. McCabe and Stuart Thomas, to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, is incorporated by reference from the initial Registration Statement filed on June 13, 2011.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase